Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Net Loss Per Share
Net Loss Per Share

19.Net Loss Per Share

As the Group incurred losses for the years ended December 31, 2020, 2021 and 2022, the potential and restricted shares granted were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31
	2020	2021	2022
Numerator :
Net loss attributable to TuanChe Limited’s shareholders	(163,034)	(101,945)	(166,490)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	304,439,440	306,792,324	319,539,180
Basic and diluted net loss per share attributable to TuanChe Limited’s shareholders	(0.54)	(0.33)	(0.52)